      THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED
        ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
            AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 28, 2000.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number:  1
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [X] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               --------------------------
Address:       1440 Kiewit Plaza
               --------------------------
               Omaha, NE 68131
               --------------------------

               --------------------------

Form 13F File Number:        28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person

Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             -----------------------
Title:       Vice President
             -----------------------
Phone:       402-346-1400
             -----------------------
Signature, Place, and Date of Signing:

 /s/ Marc D. Hamburg            Omaha, NE                      September 6, 2000
----------------------------    -------------------------      -----------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-5194                  General Re - New England Asset Management, Inc.
           -----                 -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                     18
                                                                 --------------
Form 13F Information Table Entry Total:                                36
                                                                 --------------

Form 13F Information Table Value Total:                          $  7,634,739
                                                                 --------------
                                                                  (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NO.     FORM 13F FILE NUMBER        NAME
     1.      28-5678                     Berkshire Hathaway Life Insurance Co. of Nebraska
             -------                     -------------------------------------------------
     2.      28-5676                     BHG Life Insurance Co.
             -------                     ----------------------
     3.      28-719                      Blue Chip Stamps
             ------                      ----------------
     4.      28-554                      Buffett, Warren E.
             ------                      ------------------
     5.      28-1517                     Columbia Insurance Co.
             -------                     ----------------------
     6.      28-2226                     Cornhusker Casualty Co.
             -------                     -----------------------
     7.      28-6102                     Cypress Insurance Co.
             -------                     ---------------------
     8.      28-852                      GEICO Corp.
             ------                      -----------
     9.      28-101                      Government Employees Ins. Corp.
             ------                      -------------------------------
    10.      28-1066                     National Fire & Marine
             -------                     ----------------------
    11.      28-718                      National Indemnity Co.
             ------                      ----------------------
    12.      28-5006                     National Liability & Fire Ins. Co.
             -------                     ----------------------------------
    13.      28-6104                     Nebraska Furniture Mart
             -------                     -----------------------
    14.      28-717                      OBH Inc.
             ------                      --------
    15.      28-2740                     Plaza Investment Managers
             -------                     -------------------------
    16.      28-1357                     Wesco Financial Corp.
             -------                     ---------------------
    17.      28-3091                     Wesco Financial Ins. Co.
             -------                     ------------------------
    18.      28-3105                     Wesco Holdings Midwest, Inc.
             -------                     ----------------------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2000


                                                                        Column 6
                   Column                 Column 4                Investment Discretion                        Column 8
                     2                     Market      Column 5   ----------------------                    Voting Authority
                   Title    Column 3       Value      Shares or           (b)      (c)       Column 7    -----------------------
Column 1            of       CUSIP          (In       Principal   (a)   Shared-  Shared-      Other         (a)       (b)     (c)
Name of Issuer     Class    Number       Thousands)     Amount    Sole  Defined   Other      Managers       Sole     Shared   None
--------------     -----  ------------  -----------   ----------  ----  -------  -------  ------------   ----------  ------   ----
American
 International
  Group              Com  026874 10 7       96,110       877,713            X             4, 11, 14         877,713
Bank One Corp.       Com  06423A 10 6       49,950     1,453,100            X             4, 10, 14       1,453,100
Chubb Corp.          Com  171232 10 1      421,556     6,239,500            X             4, 11, 14       6,239,500
Countrywide
 Credit              Com  222372 10 4       26,408       969,700            X             4, 8, 9, 11,
                                                                                             14, 15         969,700
                                             2,357        86,500            X             4, 11, 14          86,500
                                             2,158        79,200            X             4, 5, 14           79,200
Edison
 International       Com  281020 10 7       16,447       993,000            X             4, 11, 14         993,000
                                            34,682     2,094,000            X             4, 10, 14       2,094,000
                                            60,417     3,647,800            X             4, 5, 14        3,647,800
Federal Home Ln
 Mtg Corp.           Com  313400 30 1      939,395    21,259,300            X             4, 11, 14      21,259,300
                                         1,083,721    24,525,500            X             4, 3, 14,      24,525,500
                                                                                             16, 17,
                                                                                             18,
                                           417,788     9,454,900            X             4, 8, 9, 11,    9,454,900
                                                                                             14, 15
                                            79,537     1,800,000            X             4, 8, 11,       1,800,000
                                                                                             14, 15
Federal National
 Mortgage Assoc.     Com  313586 10 9      135,908     2,402,800            X             4, 11, 14       2,402,800
                                            10,453       184,800            X             4, 5, 14          184,800
First Data
 Corporation         Com  319963 10 4      391,347     8,844,000            X             4, 8, 9, 11,    8,844,000
                                                                                             14, 15
                                            37,612       850,000            X             4, 8, 11,         850,000
                                                                                             14, 15
Gannett Inc.         Com  364730 10 1      255,940     3,636,800            X             4, 11, 14       3,636,800
General Dynamics
 Corp.               Com  369550 10 8      172,263     3,462,577            X             4, 11, 14       3,462,577
                                            75,182     1,511,200            X             4, 10, 14       1,511,200
Key Corp.            Com  493267 10 8        2,943       154,900            X             4, 5, 14          154,900
Liz Claiborne Inc.   Com  539320 10 1      224,229     4,894,500            X             4, 11, 14       4,894,500
Nike Inc.            Com  654106 10 3      234,406     5,915,600            X             4, 8, 9, 11,    5,915,600
                                                                                             14, 15
                                            20,803       525,000            X             4, 8, 11,         525,000
                                                                                             14, 15
Shaw Communications
 Inc.                ClB  82028k 20 0      357,955    13,288,100            X             4, 8, 9, 11,   13,288,100
                                                                                             14, 15
                                            26,938     1,000,000            X             4, 8, 11,       1,000,000
                                                                                             14, 15
Texas Utilities      Com  882848 10 4       24,650       830,300            X             4, 11, 14         830,300
UST Inc.             Com  902911 10 6       23,764     1,520,900            X             4, 11, 14       1,520,900
Wells Fargo &
 Co. Del             Com  949746 10 1      518,682    12,728,390            X             4, 5, 14       12,728,390
                                             6,112       150,000            X             4, 7, 14          150,000
                                            69,006     1,693,400            X             4, 3, 14,       1,693,400
                                                                                             16, 17,
                                                                                             18
                                             4,930       120,970            X             4, 10, 14         120,970
                                            24,648       604,860            X             4, 13, 14         604,860
                                            56,805     1,394,000            X             4, 12, 14       1,394,000
                                            34,638       850,000            X             4, 14             850,000
                                         1,694,999    41,595,060            X             4, 11, 14      41,595,060
                                        ----------
                       GRAND TOTAL      $7,634,739
                                        ==========